Property & Equipment (Details) - USD ($)	3 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Equipment	$ 649,400	$ 649,400	$ 649,400
Less accumulated amortization	(31,001)	(166,043)	(58,137)
Disposal	3,094
Balance - Ending	452,355	483,357	591,263
Period Amortization
Less accumulated amortization		(107,906)	(56,281)
Leasehold improvements
Equipment	259,981	259,981	259,981
Less accumulated amortization	(100,120)	(86,610)	(33,342)
Disposal	0
Balance - Ending	159,861	173,371	226,639
Leasehold improvements | Period Amortization
Less accumulated amortization	(13,509)	(53,268)	(33,342)
Computers
Equipment	63,964	63,964	63,964
Less accumulated amortization	(36,789)	(31,869)	(12,187)
Disposal	0
Balance - Ending	27,175	32,095	51,777
Computers | Period Amortization
Less accumulated amortization	(4,920)	(19,681)	(12,187)
Furniture fixtures equipment
Equipment	34,220	34,220	34,220
Less accumulated amortization	(11,608)	(13,097)	(6,062)
Disposal	3,094
Balance - Ending	19,518	21,123	28,158
Furniture fixtures equipment | Period Amortization
Less accumulated amortization	(1,604)	(7,036)	(4,205)
Lab equipment
Equipment	291,235	291,235	291,235
Less accumulated amortization	(45,434)	(34,467)	(6,546)
Disposal	0
Balance - Ending	245,801	256,768	284,689
Lab equipment | Period Amortization
Less accumulated amortization	$ (10,967)	$ (27,921)	$ (6,546)